Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Related Party Transaction [Line Items]
Payables to affiliates, current	$ 5	$ 5
Exelon Corporate [Member]
Related Party Transaction [Line Items]
Operating and maintenance from affiliates	14	10	$ 9
Interest income from affiliates, net	0	1	3
Equity in earnings of unconsolidated affiliates	1,908	1,482	1,844
Contributions from member	1,842	1,638	1,615
Accounts receivable from affiliates, current	35	11
Note receivable from affiliates, current	217	598
Investments in affiliates	29,563	27,140
Payables to affiliates, current	360	457
Exelon Corporate [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Operating and maintenance from affiliates	14	10	9
Interest income from affiliates, net	0	1	3
Equity in earnings of unconsolidated affiliates	(301)	(273)	(281)
Accounts receivable from affiliates, current	4	0
Note receivable from affiliates, current	210	252
Investments in affiliates	146	183
Payables to affiliates, current	0	91
Exelon Corporate [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	2	27	(3)
Investments in affiliates	(3,663)	(3,599)
Exelon Corporate [Member] | Exelon Generation Co L L C [Member]
Related Party Transaction [Line Items]
Accounts receivable from affiliates, current	13	3
Note receivable from affiliates, current	0	285
Notes receivable from affiliates, noncurrent	319	324		$ 258
Payables to affiliates, current	0	2
Exelon Corporate [Member] | Exelon Energy Delivery Company LLC [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	2,215	1,729	2,054
Investments in affiliates	32,621	30,103
Payables to affiliates, current	0	4
Exelon Corporate [Member] | UII LLC [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	0	0	97
Investments in affiliates	365	365
Payables to affiliates, current	360	360
Exelon Corporate [Member] | Potomac Capital Investment Affiliate [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	(1)	0	1
Investments in affiliates	62	62
Exelon Corporate [Member] | Exelon Enterprise [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	0	0	(16)
Accounts receivable from affiliates, current	1	1
Investments in affiliates	3	3
Exelon Corporate [Member] | Exelon INQB8R, LLC [Member] [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	(7)	(1)	(6)
Investments in affiliates	26	23
Exelon Corporate [Member] | Exelon Transmission Company LLC [Member]
Related Party Transaction [Line Items]
Equity in earnings of unconsolidated affiliates	0	0	$ (2)
Exelon Corporate [Member] | Commonwealth Edison Co [Member]
Related Party Transaction [Line Items]
Accounts receivable from affiliates, current	5	0
Exelon Corporate [Member] | PECO Energy Co [Member]
Related Party Transaction [Line Items]
Accounts receivable from affiliates, current	4	1
Note receivable from affiliates, current	0	40
Exelon Corporate [Member] | Baltimore Gas and Electric Company [Member]
Related Party Transaction [Line Items]
Accounts receivable from affiliates, current	2	0
Exelon Corporate [Member] | PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Accounts receivable from affiliates, current	6	6
Exelon Corporate [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Note receivable from affiliates, current	7	21
Exelon Corporate [Member] | VEBA [Member]
Related Party Transaction [Line Items]
Investments in affiliates	$ 3	$ 0